INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Amount before tax	$ 737,759	$ (519,807)	$ 148,987
Current tax (expense) income	247,153	372,715	(12,657)
Deferred tax expense (income) credited (charged) to OCI	(283,182)	(62,659)	(60,960)
Total other comprehensive income	701,730	(209,751)	75,370
Items that will be reclassified to profit or loss [Member]
Disclosure of income tax [Line Items]
Amount before tax	555,912	(403,736)	191,974
Current tax (expense) income	247,153	372,715	(12,657)
Deferred tax expense (income) credited (charged) to OCI	(287,191)	(49,577)	(84,321)
Total other comprehensive income	515,874	(80,598)	94,996
Hedging Of Net Investments In Foreign Subsidiaries Operations [Member]
Disclosure of income tax [Line Items]
Amount before tax	95,329	1,124,732	(47,197)
Deferred tax expense (income) credited (charged) to OCI	145
Total other comprehensive income	95,474	1,124,732	(47,197)
Hedging Derivatives In Foreign Currency [Member]
Disclosure of income tax [Line Items]
Amount before tax	(50,318)	(547,310)	16,832
Current tax (expense) income		372,715
Deferred tax expense (income) credited (charged) to OCI	18,221	(227,807)	(5,554)
Total other comprehensive income	(32,097)	(402,402)	11,278
Hedging Financial Liabilities In Foreign Currency [Member]
Disclosure of income tax [Line Items]
Amount before tax	(47,942)	(576,881)	30,568
Current tax (expense) income	247,153
Deferred tax expense (income) credited (charged) to OCI	(229,627)	176,378	(11,065)
Total other comprehensive income	(30,416)	(400,503)	19,503
Cash Flow Hedgings [Member]
Disclosure of income tax [Line Items]
Amount before tax	13,469	(19,789)	(2,340)
Deferred tax expense (income) credited (charged) to OCI	(4,988)	6,697	969
Total other comprehensive income	8,481	(13,092)	(1,371)
Foreign Currency Translation Of Net Investments In Foreign Operations [Member]
Disclosure of income tax [Line Items]
Amount before tax	128,135	(299,804)	(91,497)
Current tax (expense) income			(12,657)
Deferred tax expense (income) credited (charged) to OCI	(1,235)	(16,006)	956
Total other comprehensive income	126,900	(315,810)	(103,198)
Investment In Associates And Joint Ventures [Member]
Disclosure of income tax [Line Items]
Amount before tax	(9,061)	(107,084)	1,128
Deferred tax expense (income) credited (charged) to OCI		11,554	116
Total other comprehensive income	(9,061)	(95,530)	1,244
Debt Financial Instruments [Member]
Disclosure of income tax [Line Items]
Amount before tax	426,300	22,400	284,480
Deferred tax expense (income) credited (charged) to OCI	(69,707)	(393)	(69,743)
Total other comprehensive income	356,593	22,007	214,737
Items that will not be reclassified to profit or loss [Member]
Disclosure of income tax [Line Items]
Amount before tax	181,847	(116,071)	(42,987)
Deferred tax expense (income) credited (charged) to OCI	4,009	(13,082)	23,361
Total other comprehensive income	185,856	(129,153)	(19,626)
Actuarial Gains Losses From Defined Benefit Pension Plans [Member]
Disclosure of income tax [Line Items]
Amount before tax	(61,222)	18,013	(100,232)
Deferred tax expense (income) credited (charged) to OCI	15,630	(7,191)	24,081
Total other comprehensive income	(45,592)	10,822	(76,151)
Equity Financial Instruments [Member]
Disclosure of income tax [Line Items]
Amount before tax	237,781	(134,084)	57,245
Deferred tax expense (income) credited (charged) to OCI	(11,288)	(5,891)	(720)
Total other comprehensive income	226,493	$ (139,975)	$ 56,525
Effect Of Moving Investment Properties For Own Use [Member]
Disclosure of income tax [Line Items]
Amount before tax	5,288
Deferred tax expense (income) credited (charged) to OCI	(333)
Total other comprehensive income	$ 4,955